Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MML Series Investment Fund II
Entity Central Index Key	0001317146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Blend Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$23	0.45%*
[1]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 682,300,000
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$682.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	59.8%
Fixed Income Funds	38.8%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Blend Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.70%*
[2]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[2]
Net Assets	$ 682,300,000
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$682.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	59.8%
Fixed Income Funds	38.8%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Equity Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$22	0.43%*
[3]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[3]
Net Assets	$ 852,400,000
Holdings Count | $ / shares	223
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$852.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	223
Portfolio Turnover Rate	37%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.5%
Johnson & Johnson	3.7%
Bank of America Corp.	2.8%
Cisco Systems, Inc.	2.6%
Wells Fargo & Co.	2.3%
Walt Disney Co.	2.3%
Morgan Stanley	2.1%
Goldman Sachs Group, Inc.	2.1%
Chevron Corp.	2.0%
Caterpillar, Inc.	2.0%

Sectors (% of Total Investments)
Financials	32.4%
Health Care	15.1%
Industrials	11.9%
Communication Services	8.6%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Information Technology	6.0%
Energy	5.4%
Materials	3.7%
Utilities	3.4%
Equity Funds	0.7%
Real Estate	0.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Equity Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.68%*
[4]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[4]
Net Assets	$ 852,400,000
Holdings Count | $ / shares	223
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$852.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	223
Portfolio Turnover Rate	37%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.5%
Johnson & Johnson	3.7%
Bank of America Corp.	2.8%
Cisco Systems, Inc.	2.6%
Wells Fargo & Co.	2.3%
Walt Disney Co.	2.3%
Morgan Stanley	2.1%
Goldman Sachs Group, Inc.	2.1%
Chevron Corp.	2.0%
Caterpillar, Inc.	2.0%

Sectors (% of Total Investments)
Financials	32.4%
Health Care	15.1%
Industrials	11.9%
Communication Services	8.6%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Information Technology	6.0%
Energy	5.4%
Materials	3.7%
Utilities	3.4%
Equity Funds	0.7%
Real Estate	0.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Inflation-Protected and Income Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$31	0.62%*
[5]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[5]
Net Assets	$ 166,700,000
Holdings Count | $ / shares	176
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$166.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	176
Portfolio Turnover Rate	44%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	62.5%
U.S. Treasury Obligations	22.0%
Commercial Paper	11.1%
U.S. Government Agency Obligations and Instrumentalities	3.1%
Repurchase Agreement	1.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Inflation-Protected and Income Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.87%*
[6]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[6]
Net Assets	$ 166,700,000
Holdings Count | $ / shares	176
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$166.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	176
Portfolio Turnover Rate	44%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	62.5%
U.S. Treasury Obligations	22.0%
Commercial Paper	11.1%
U.S. Government Agency Obligations and Instrumentalities	3.1%
Repurchase Agreement	1.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML iShares® 60/40 Allocation Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$24	0.46%*
[7]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[7]
Net Assets	$ 63,200,000
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$63.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	11
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	60.0%
Fixed Income Funds	40.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML iShares® 60/40 Allocation Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$36	0.71%*
[8]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[8]
Net Assets	$ 63,200,000
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$63.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	11
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	60.0%
Fixed Income Funds	40.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML iShares® 80/20 Allocation Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$24	0.46%*
[9]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[9]
Net Assets	$ 117,500,000
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$117.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.0%
Fixed Income Funds	19.7%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML iShares® 80/20 Allocation Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$37	0.71%*
[10]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[10]
Net Assets	$ 117,500,000
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$117.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.0%
Fixed Income Funds	19.7%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Managed Bond Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$23	0.45%*
[11]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[11]
Net Assets	$ 734,200,000
Holdings Count | $ / shares	393
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$734.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	393
Portfolio Turnover Rate	88%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.2%
U.S. Government Agency Obligations and Instrumentalities	27.3%
Non-U.S. Government Agency Obligations	19.2%
U.S. Treasury Obligations	13.6%
Investment of Cash Collateral from Securities Loaned	0.8%
Commercial Paper	0.8%
Sovereign Debt Obligations	0.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Managed Bond Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.70%*
[12]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[12]
Net Assets	$ 734,200,000
Holdings Count | $ / shares	393
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$734.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	393
Portfolio Turnover Rate	88%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.2%
U.S. Government Agency Obligations and Instrumentalities	27.3%
Non-U.S. Government Agency Obligations	19.2%
U.S. Treasury Obligations	13.6%
Investment of Cash Collateral from Securities Loaned	0.8%
Commercial Paper	0.8%
Sovereign Debt Obligations	0.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Short-Duration Bond Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$30	0.59%*
[13]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[13]
Net Assets	$ 110,900,000
Holdings Count | $ / shares	265
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$110.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	265
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	44.6%
Non-U.S. Government Agency Obligations	34.6%
Commercial Paper	18.9%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Short-Duration Bond Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$42	0.84%*
[14]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[14]
Net Assets	$ 110,900,000
Holdings Count | $ / shares	265
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$110.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	265
Portfolio Turnover Rate	23%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	44.6%
Non-U.S. Government Agency Obligations	34.6%
Commercial Paper	18.9%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Equity Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$35	0.71%*
[15]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[15]
Net Assets	$ 123,900,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$123.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	18%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.2%
Itron, Inc.	2.1%
Wintrust Financial Corp.	1.9%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp.	1.7%
Belden, Inc.	1.6%
Enpro, Inc.	1.6%
Esab Corp.	1.6%
PennyMac Financial Services, Inc.	1.6%
American Healthcare REIT, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	21.0%
Financials	19.2%
Health Care	14.9%
Information Technology	13.5%
Consumer Discretionary	11.5%
Real Estate	5.6%
Energy	4.0%
Materials	3.7%
Utilities	2.3%
Consumer Staples	1.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Equity Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.96%*
[16]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[16]
Net Assets	$ 123,900,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$123.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	18%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.2%
Itron, Inc.	2.1%
Wintrust Financial Corp.	1.9%
Casella Waste Systems, Inc. Class A	1.8%
Zurn Elkay Water Solutions Corp.	1.7%
Belden, Inc.	1.6%
Enpro, Inc.	1.6%
Esab Corp.	1.6%
PennyMac Financial Services, Inc.	1.6%
American Healthcare REIT, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	21.0%
Financials	19.2%
Health Care	14.9%
Information Technology	13.5%
Consumer Discretionary	11.5%
Real Estate	5.6%
Energy	4.0%
Materials	3.7%
Utilities	2.3%
Consumer Staples	1.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML U.S. Government Money Market Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML U.S. Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.52%*
[17]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[17]
Net Assets	$ 194,000,000.0
Holdings Count | $ / shares	22
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$194.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Bills	48.7%
Discount Notes	38.2%
Repurchase Agreement	13.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized

[10]
*	Annualized

[11]
*	Annualized

[12]
*	Annualized

[13]
*	Annualized

[14]
*	Annualized

[15]
*	Annualized

[16]
*	Annualized

[17]
*	Annualized